UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class and Service Class)
Semi-Annual Report
June 30, 2021
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.92%
Large Cap Equity	21.62
International Equity	19.41
Mid Cap Equity	9.24
Fixed Interest Contract	8.12
Small Cap Equity	5.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,068.60	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Service Class
Actual	$1,000.00	$1,068.40	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares and 0.70% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.90%
Large Cap Equity	21.65
International Equity	19.41
Mid Cap Equity	9.24
Fixed Interest Contract	8.11
Small Cap Equity	5.69
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,068.40	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Service Class
Actual	$1,000.00	$1,069.10	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares and 0.70% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.87%
Large Cap Equity	21.70
International Equity	19.40
Mid Cap Equity	9.24
Fixed Interest Contract	8.09
Small Cap Equity	5.70
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,068.70	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Service Class
Actual	$1,000.00	$1,067.90	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares and 0.70% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	27.73%
Large Cap Equity	25.16
International Equity	24.17
Mid Cap Equity	10.75
Small Cap Equity	7.20
Fixed Interest Contract	4.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,085.90	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.11
Service Class
Actual	$1,000.00	$1,085.50	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.61
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares and 0.72% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	29.11%
Large Cap Equity	28.47
Bond	18.89
Mid Cap Equity	12.14
Small Cap Equity	8.79
Fixed Interest Contract	2.60
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,107.80	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.16
Service Class
Actual	$1,000.00	$1,101.70	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares and 0.73% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	33.06%
Large Cap Equity	30.41
Mid Cap Equity	12.95
Bond	12.26
Small Cap Equity	10.10
Fixed Interest Contract	1.22
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,114.40	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.21
Service Class
Actual	$1,000.00	$1,114.50	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.71
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares and 0.74% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	35.61%
Large Cap Equity	30.70
Mid Cap Equity	13.05
Small Cap Equity	10.93
Bond	9.13
Fixed Interest Contract	0.58
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,119.30	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Service Class
Actual	$1,000.00	$1,119.60	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$3.76
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Investor Class shares and 0.75% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.20%
Large Cap Equity	30.01
Mid Cap Equity	12.77
Small Cap Equity	11.47
Bond	8.04
Fixed Interest Contract	0.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,120.50	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.31
Service Class
Actual	$1,000.00	$1,120.40	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.66% for the Investor Class shares and 0.76% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2060 Fund
Summary of Investments by Asset Class as of June 30, 2021 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	38.39%
Large Cap Equity	29.22
Mid Cap Equity	12.42
Small Cap Equity	11.92
Bond	7.58
Fixed Interest Contract	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/21)	(06/30/21)	(01/01/21 – 06/30/21)
Investor Class
Actual	$1,000.00	$1,112.60	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.26
Service Class
Actual	$1,000.00	$1,114.00	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.65% for the Investor Class shares and 0.67% for the Service Class shares, multiplied by the average account value over the period, multiplied by 181 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,375,446	Great-West Bond Index Fund Institutional Class(a)	$13,699,447

TOTAL BOND MUTUAL FUNDS — 35.92% (Cost $13,767,850)		$13,699,447
EQUITY MUTUAL FUNDS
134,761	Fidelity Emerging Markets Index Fund Institutional Class	1,843,524
481,649	Great-West International Index Fund Institutional Class(a)	5,563,048
794,224	Great-West S&P 500® Index Fund Institutional Class(a)	8,251,983
338,482	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,523,600
225,073	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,171,957

TOTAL EQUITY MUTUAL FUNDS — 56.00% (Cost $17,008,735)		$21,354,112
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,098,304 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,098,304

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $3,098,304)		$ 3,098,304
TOTAL INVESTMENTS — 100.04% (Cost $33,874,889)		$38,151,863
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (15,745)
TOTAL NET ASSETS — 100.00%		$38,136,118

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,613,851	Great-West Bond Index Fund Institutional Class(a)	$16,073,958

TOTAL BOND MUTUAL FUNDS — 35.90% (Cost $15,987,210)		$16,073,958
EQUITY MUTUAL FUNDS
158,308	Fidelity Emerging Markets Index Fund Institutional Class	2,165,649
565,314	Great-West International Index Fund Institutional Class(a)	6,529,379
934,301	Great-West S&P 500® Index Fund Institutional Class(a)	9,707,392
397,396	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,136,894
264,306	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,550,549

TOTAL EQUITY MUTUAL FUNDS — 56.03% (Cost $20,015,430)		$25,089,863
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,634,272 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,634,272

TOTAL FIXED INTEREST CONTRACT — 8.11% (Cost $3,634,272)		$ 3,634,272
TOTAL INVESTMENTS — 100.04% (Cost $39,636,912)		$44,798,093
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (19,445)
TOTAL NET ASSETS — 100.00%		$44,778,648

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,441,311	Great-West Bond Index Fund Institutional Class(a)	$14,355,461

TOTAL BOND MUTUAL FUNDS — 35.87% (Cost $14,603,809)		$14,355,461
EQUITY MUTUAL FUNDS
141,160	Fidelity Emerging Markets Index Fund Institutional Class	1,931,069
505,452	Great-West International Index Fund Institutional Class(a)	5,837,973
836,710	Great-West S&P 500® Index Fund Institutional Class(a)	8,693,412
355,445	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,700,181
236,319	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,280,480

TOTAL EQUITY MUTUAL FUNDS — 56.08% (Cost $16,928,071)		$22,443,115
Account Balance		Fair Value
FIXED INTEREST CONTRACT
3,239,376 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 3,239,376

TOTAL FIXED INTEREST CONTRACT — 8.09% (Cost $3,239,376)		$ 3,239,376
TOTAL INVESTMENTS — 100.04% (Cost $34,771,256)		$40,037,952
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (16,693)
TOTAL NET ASSETS — 100.00%		$40,021,259

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
570,832	Great-West Bond Index Fund Institutional Class(a)	$ 5,685,484

TOTAL BOND MUTUAL FUNDS — 27.73% (Cost $5,881,671)		$ 5,685,484
EQUITY MUTUAL FUNDS
93,468	Fidelity Emerging Markets Index Fund Institutional Class	1,278,645
318,684	Great-West International Index Fund Institutional Class(a)	3,680,795
497,027	Great-West S&P 500® Index Fund Institutional Class(a)	5,164,107
211,745	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,204,269
152,969	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,476,152

TOTAL EQUITY MUTUAL FUNDS — 67.33% (Cost $10,851,015)		$13,803,968
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,022,926 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,022,926

TOTAL FIXED INTEREST CONTRACT — 4.99% (Cost $1,022,926)		$ 1,022,926
TOTAL INVESTMENTS — 100.05% (Cost $17,755,612)		$20,512,378
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (9,578)
TOTAL NET ASSETS — 100.00%		$20,502,800

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
113,253	Great-West Bond Index Fund Institutional Class(a)	$1,127,997

TOTAL BOND MUTUAL FUNDS — 18.89% (Cost $1,160,272)		$1,127,997
EQUITY MUTUAL FUNDS
33,968	Fidelity Emerging Markets Index Fund Institutional Class	464,682
110,299	Great-West International Index Fund Institutional Class(a)	1,273,961
163,760	Great-West S&P 500® Index Fund Institutional Class(a)	1,701,464
69,688	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	725,449
54,424	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	525,190

TOTAL EQUITY MUTUAL FUNDS — 78.56% (Cost $3,941,211)		$4,690,746
Account Balance		Fair Value
FIXED INTEREST CONTRACT
155,005 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 155,005

TOTAL FIXED INTEREST CONTRACT — 2.60% (Cost $155,005)		$ 155,005
TOTAL INVESTMENTS — 100.05% (Cost $5,256,488)		$5,973,748
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (2,841)
TOTAL NET ASSETS — 100.00%		$5,970,907

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
168,194	Great-West Bond Index Fund Institutional Class(a)	$ 1,675,213

TOTAL BOND MUTUAL FUNDS — 12.26% (Cost $1,743,987)		$ 1,675,213
EQUITY MUTUAL FUNDS
91,167	Fidelity Emerging Markets Index Fund Institutional Class	1,247,162
283,243	Great-West International Index Fund Institutional Class(a)	3,271,458
400,174	Great-West S&P 500® Index Fund Institutional Class(a)	4,157,804
170,048	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,770,202
143,008	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,380,026

TOTAL EQUITY MUTUAL FUNDS — 86.57% (Cost $9,965,754)		$11,826,652
Account Balance		Fair Value
FIXED INTEREST CONTRACT
165,885 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 165,885

TOTAL FIXED INTEREST CONTRACT — 1.22% (Cost $165,885)		$ 165,885
TOTAL INVESTMENTS — 100.05% (Cost $11,875,626)		$13,667,750
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (6,532)
TOTAL NET ASSETS — 100.00%		$13,661,218

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
36,412	Great-West Bond Index Fund Institutional Class(a)	$ 362,660

TOTAL BOND MUTUAL FUNDS — 9.13% (Cost $373,479)		$ 362,660
EQUITY MUTUAL FUNDS
29,513	Fidelity Emerging Markets Index Fund Institutional Class	403,736
87,580	Great-West International Index Fund Institutional Class(a)	1,011,555
117,433	Great-West S&P 500® Index Fund Institutional Class(a)	1,220,125
49,801	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	518,431
45,034	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	434,575

TOTAL EQUITY MUTUAL FUNDS — 90.34% (Cost $3,081,931)		$3,588,422
Account Balance		Fair Value
FIXED INTEREST CONTRACT
23,032 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 23,032

TOTAL FIXED INTEREST CONTRACT — 0.58% (Cost $23,032)		$ 23,032
TOTAL INVESTMENTS — 100.05% (Cost $3,478,442)		$3,974,114
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (1,872)
TOTAL NET ASSETS — 100.00%		$3,972,242

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
35,707	Great-West Bond Index Fund Institutional Class(a)	$ 355,636

TOTAL BOND MUTUAL FUNDS — 8.04% (Cost $369,153)		$ 355,636
EQUITY MUTUAL FUNDS
35,510	Fidelity Emerging Markets Index Fund Institutional Class	485,776
100,448	Great-West International Index Fund Institutional Class(a)	1,160,169
127,781	Great-West S&P 500® Index Fund Institutional Class(a)	1,327,648
54,269	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	564,946
52,584	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	507,433

TOTAL EQUITY MUTUAL FUNDS — 91.50% (Cost $3,443,408)		$4,045,972
Account Balance		Fair Value
FIXED INTEREST CONTRACT
22,507 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 22,507

TOTAL FIXED INTEREST CONTRACT — 0.51% (Cost $22,507)		$ 22,507
TOTAL INVESTMENTS — 100.05% (Cost $3,835,068)		$4,424,115
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (2,138)
TOTAL NET ASSETS — 100.00%		$4,421,977

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of June 30, 2021 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
295	Great-West Bond Index Fund Institutional Class(a)	$ 2,934

TOTAL BOND MUTUAL FUNDS — 7.58% (Cost $2,947)		$ 2,934
EQUITY MUTUAL FUNDS
332	Fidelity Emerging Markets Index Fund Institutional Class	4,540
893	Great-West International Index Fund Institutional Class(a)	10,312
1,088	Great-West S&P 500® Index Fund Institutional Class(a)	11,306
461	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,806
478	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,613

TOTAL EQUITY MUTUAL FUNDS — 91.99% (Cost $33,391)		$35,577
Account Balance		Fair Value
FIXED INTEREST CONTRACT
181 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 181

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $181)		$ 181
TOTAL INVESTMENTS — 100.04% (Cost $36,519)		$38,692
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17)
TOTAL NET ASSETS — 100.00%		$38,675

(a)	Issuer is considered an affiliate of the Fund. See Notes to the Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at June 30, 2021. See Note 2 to the Financial Statements for further information.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)	$36,308,339	$42,632,444	$38,106,883
Investments at fair value, unaffiliated(b)	1,843,524	2,165,649	1,931,069
Subscriptions receivable	8,452	6,013	9,036
Receivable for investments sold	27,739	48,165	-
Total Assets	38,188,054	44,852,271	40,046,988
LIABILITIES:
Payable for distribution fees	477	1,509	695
Payable for investments purchased	-	-	6,949
Payable for shareholder services fees	12,102	14,216	12,674
Payable to investment adviser	3,166	3,720	3,324
Redemptions payable	36,191	54,178	2,087
Total Liabilities	51,936	73,623	25,729
NET ASSETS	$38,136,118	$44,778,648	$40,021,259
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$290,172	$364,518	$293,795
Paid-in capital in excess of par	31,191,620	36,947,019	31,738,529
Undistributed/accumulated earnings	6,654,326	7,467,111	7,988,935
NET ASSETS	$38,136,118	$44,778,648	$40,021,259
NET ASSETS BY CLASS
Investor Class	$32,124,862	$25,874,828	$31,376,257
Service Class	$6,011,256	$18,903,820	$8,645,002
CAPITAL STOCK:
Authorized
Investor Class	15,000,000	30,000,000	20,000,000
Service Class	5,000,000	30,000,000	5,000,000
Issued and Outstanding
Investor Class	2,446,648	2,123,840	2,305,270
Service Class	455,069	1,521,338	632,679
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.13	$12.18	$13.61
Service Class	$13.21	$12.43	$13.66
(a) Cost of investments, affiliated	$32,080,217	$37,528,471	$32,891,951
(b) Cost of investments, unaffiliated	$1,794,672	$2,108,441	$1,879,305
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)	$19,233,733	$5,509,066	$12,420,588
Investments at fair value, unaffiliated(b)	1,278,645	464,682	1,247,162
Subscriptions receivable	5,278	2,134	5,608
Receivable for investments sold	55,477	12,429	10,400
Total Assets	20,573,133	5,988,311	13,683,758
LIABILITIES:
Payable for distribution fees	1,178	361	770
Payable for investments purchased	974	290	197
Payable for shareholder services fees	6,494	1,883	4,329
Payable to investment adviser	1,905	597	1,432
Redemptions payable	59,782	14,273	15,812
Total Liabilities	70,333	17,404	22,540
NET ASSETS	$20,502,800	$5,970,907	$13,661,218
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$157,201	$43,051	$104,427
Paid-in capital in excess of par	15,406,954	1,192,614	10,147,446
Undistributed/accumulated earnings	4,938,645	4,735,242	3,409,345
NET ASSETS	$20,502,800	$5,970,907	$13,661,218
NET ASSETS BY CLASS
Investor Class	$5,723,708	$1,421,332	$3,999,781
Service Class	$14,779,092	$4,549,575	$9,661,437
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	444,724	102,449	305,705
Service Class	1,127,289	328,061	738,568
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.87	$13.87	$13.08
Service Class	$13.11	$13.87	$13.08
(a) Cost of investments, affiliated	$16,512,173	$4,804,671	$10,661,780
(b) Cost of investments, unaffiliated	$1,243,439	$451,817	$1,213,846
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$3,570,378	$3,938,339	$34,152
Investments at fair value, unaffiliated(b)	403,736	485,776	4,540
Subscriptions receivable	2,710	4,956	-
Receivable for investments sold	117	-	-
Total Assets	3,976,941	4,429,071	38,692
LIABILITIES:
Payable for distribution fees	197	267	1
Payable for investments purchased	288	2,672	-
Payable for shareholder services fees	1,253	1,398	12
Payable to investment adviser	422	473	4
Redemptions payable	2,539	2,284	-
Total Liabilities	4,699	7,094	17
NET ASSETS	$3,972,242	$4,421,977	$38,675
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$27,805	$32,180	$315
Paid-in capital in excess of par	1,970,735	3,468,402	(35,321)
Undistributed/accumulated earnings	1,973,702	921,395	73,681
NET ASSETS	$3,972,242	$4,421,977	$38,675
NET ASSETS BY CLASS
Investor Class	$1,491,065	$1,060,111	$25,010
Service Class	$2,481,177	$3,361,866	$13,665
CAPITAL STOCK:
Authorized
Investor Class	5,000,000	10,000,000	10,000,000
Service Class	5,000,000	10,000,000	10,000,000
Issued and Outstanding
Investor Class	104,563	77,665	2,042
Service Class	173,484	244,135	1,110
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.26	$13.65	$12.25
Service Class	$14.30	$13.77	$12.31
(a) Cost of investments, affiliated	$3,085,127	$3,361,807	$32,063
(b) Cost of investments, unaffiliated	$393,315	$473,261	$4,456
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$24,434	$28,364	$23,834
Dividends, affiliated	225,424	264,420	232,694
Total Income	249,858	292,784	256,528
EXPENSES:
Management fees	24,171	28,119	23,671
Shareholder services fees – Investor Class	59,340	47,027	53,743
Shareholder services fees – Service Class	11,160	34,988	15,299
Distribution fees – Service Class	3,170	9,939	4,347
Total Expenses	97,841	120,073	97,060
Less management fees waived	5,880	6,818	5,719
Net Expenses	91,961	113,255	91,341
NET INVESTMENT INCOME	157,897	179,529	165,187
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	752,740	746,582	355,209
Net realized gain on investments, unaffiliated	529,652	603,417	802,358
Net Realized Gain	1,282,392	1,349,999	1,157,567
Net change in unrealized appreciation on investments, affiliated	1,667,471	2,061,724	1,742,893
Net change in unrealized depreciation on investments, unaffiliated	(378,444)	(434,320)	(425,094)
Net Change in Unrealized Appreciation	1,289,027	1,627,404	1,317,799
Net Realized and Unrealized Gain	2,571,419	2,977,403	2,475,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,729,316	$3,156,932	$2,640,553
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$8,906	$3,241	$1,542
Dividends, affiliated	116,972	33,211	73,579
Total Income	125,878	36,452	75,121
EXPENSES:
Management fees	14,462	10,147	10,261
Shareholder services fees – Investor Class	17,244	21,915	13,573
Shareholder services fees – Service Class	24,937	7,680	16,354
Distribution fees – Service Class	7,087	2,183	4,648
Total Expenses	63,730	41,925	44,836
Less management fees waived	2,235	956	502
Net Expenses	61,495	40,969	44,334
NET INVESTMENT INCOME (LOSS)	64,383	(4,517)	30,787
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	863,672	1,277,780	724,564
Net realized gain on investments, unaffiliated	490,606	2,450,770	427,360
Net Realized Gain	1,354,278	3,728,550	1,151,924
Net change in unrealized appreciation (depreciation) on investments, affiliated	919,984	(1,420,056)	1,080,903
Net change in unrealized depreciation on investments, unaffiliated	(332,443)	(459,896)	(312,601)
Net Change in Unrealized Appreciation (Depreciation)	587,541	(1,879,952)	768,302
Net Realized and Unrealized Gain	1,941,819	1,848,598	1,920,226
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,006,202	$1,844,081	$1,951,013
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2021 (Unaudited)
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$347	$204	$10
Dividends, affiliated	20,661	22,407	295
Total Income	21,008	22,611	305
EXPENSES:
Management fees	4,855	3,230	164
Shareholder services fees – Investor Class	10,083	3,665	455
Shareholder services fees – Service Class	4,079	5,755	23
Distribution fees – Service Class	1,159	1,635	6
Total Expenses	20,176	14,285	648
Less amount waived by distributor - Service Class	-	-	6
Less management fees waived	180	98	2
Net Expenses	19,996	14,187	640
NET INVESTMENT INCOME (LOSS)	1,012	8,424	(335)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	682,628	155,787	-
Net realized gain on investments, unaffiliated	762,328	399,370	54,505
Net Realized Gain	1,444,956	555,157	54,505
Net change in unrealized appreciation (depreciation) on investments, affiliated	(167,263)	206,647	(11,336)
Net change in unrealized depreciation on investments, unaffiliated	(236,138)	(123,040)	(4,788)
Net Change in Unrealized Appreciation (Depreciation)	(403,401)	83,607	(16,124)
Net Realized and Unrealized Gain	1,041,555	638,764	38,381
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,042,567	$647,188	$38,046
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2020 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$157,897	$983,485
Net realized gain	1,282,392	1,969,466
Net change in unrealized appreciation	1,289,027	2,462,620
Net Increase in Net Assets Resulting from Operations	2,729,316	5,415,571
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(138,060)	(2,235,656)
Service Class	(22,399)	(444,621)
Class L(a)	-	(102,622)
From Net Investment Income and Net Realized Gains	(160,459)	(2,782,899)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,062,885	9,284,256
Service Class	624,908	2,326,740
Class L(a)	-	202,122
Shares issued in reinvestment of distributions
Investor Class	138,060	2,235,656
Service Class	22,399	444,621
Class L(a)	-	102,622
Shares redeemed
Investor Class	(8,350,217)	(20,825,115)
Service Class	(2,042,237)	(3,628,434)
Class L(a)	-	(2,679,941)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,544,202)	(12,537,473)
Total Decrease in Net Assets	(4,975,345)	(9,904,801)
NET ASSETS:
Beginning of Period	43,111,463	53,016,264
End of Period	$38,136,118	$43,111,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	162,183	805,917
Service Class	48,143	204,137
Class L(a)	-	17,096
Shares issued in reinvestment of distributions
Investor Class	10,499	192,711
Service Class	1,693	38,177
Class L(a)	-	8,908
Shares redeemed
Investor Class	(653,014)	(1,767,984)
Service Class	(158,454)	(313,305)
Class L(a)	-	(231,979)
Net Decrease	(588,950)	(1,046,322)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2025 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$179,529	$1,084,741
Net realized gain	1,349,999	1,387,097
Net change in unrealized appreciation	1,627,404	3,640,433
Net Increase in Net Assets Resulting from Operations	3,156,932	6,112,271
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(112,882)	(1,450,226)
Service Class	(69,888)	(1,123,511)
Class L(a)	-	(171,076)
From Net Investment Income and Net Realized Gains	(182,770)	(2,744,813)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,545,697	8,365,492
Service Class	929,903	2,648,514
Class L(a)	-	29,744
Shares issued in reinvestment of distributions
Investor Class	112,882	1,450,226
Service Class	69,888	1,123,511
Class L(a)	-	171,076
Shares redeemed
Investor Class	(5,564,385)	(17,280,209)
Service Class	(4,161,710)	(6,890,942)
Class L(a)	-	(3,158,200)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(7,067,725)	(13,540,788)
Total Decrease in Net Assets	(4,093,563)	(10,173,330)
NET ASSETS:
Beginning of Period	48,872,211	59,045,541
End of Period	$44,778,648	$48,872,211
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	131,612	787,981
Service Class	77,264	244,541
Class L(a)	-	3,568
Shares issued in reinvestment of distributions
Investor Class	9,253	136,722
Service Class	5,613	103,996
Class L(a)	-	19,112
Shares redeemed
Investor Class	(469,784)	(1,595,226)
Service Class	(342,689)	(630,241)
Class L(a)	-	(351,564)
Net Decrease	(588,731)	(1,281,111)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2030 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$165,187	$1,126,658
Net realized gain	1,157,567	2,111,257
Net change in unrealized appreciation	1,317,799	2,938,098
Net Increase in Net Assets Resulting from Operations	2,640,553	6,176,013
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(134,986)	(2,549,638)
Service Class	(32,941)	(726,557)
Class L(a)	-	(31,479)
From Net Investment Income and Net Realized Gains	(167,927)	(3,307,674)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,602,796	6,272,009
Service Class	619,768	1,866,116
Class L(a)	-	784,575
Shares issued in reinvestment of distributions
Investor Class	134,986	2,549,638
Service Class	32,941	726,557
Class L(a)	-	31,479
Shares redeemed
Investor Class	(2,370,541)	(56,119,004)
Service Class	(1,229,445)	(3,110,478)
Class L(a)	-	(942,259)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,209,495)	(47,941,367)
Total Increase (Decrease) in Net Assets	1,263,131	(45,073,028)
NET ASSETS:
Beginning of Period	38,758,128	83,831,156
End of Period	$40,021,259	$38,758,128
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	121,563	530,754
Service Class	46,547	157,158
Class L(a)	-	69,306
Shares issued in reinvestment of distributions
Investor Class	9,904	217,474
Service Class	2,406	61,539
Class L(a)	-	2,649
Shares redeemed
Investor Class	(178,671)	(4,512,124)
Service Class	(91,642)	(258,859)
Class L(a)	-	(79,072)
Net Decrease	(89,893)	(3,811,175)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2035 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$64,383	$751,151
Net realized gain	1,354,278	1,187,872
Net change in unrealized appreciation	587,541	1,741,166
Net Increase in Net Assets Resulting from Operations	2,006,202	3,680,189
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(13,650)	(1,374,562)
Service Class	(52,541)	(1,066,517)
Class L(a)	-	(3,114)
From Net Investment Income and Net Realized Gains	(66,191)	(2,444,193)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	603,279	2,976,347
Service Class	880,871	1,540,885
Shares issued in reinvestment of distributions
Investor Class	13,650	1,374,562
Service Class	52,541	1,066,517
Class L(a)	-	3,114
Shares redeemed
Investor Class	(11,112,756)	(30,775,727)
Service Class	(872,302)	(3,374,173)
Class L(a)	-	(31,715)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,434,717)	(27,220,190)
Total Decrease in Net Assets	(8,494,706)	(25,984,194)
NET ASSETS:
Beginning of Period	28,997,506	54,981,700
End of Period	$20,502,800	$28,997,506
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	48,697	271,630
Service Class	69,368	138,476
Shares issued in reinvestment of distributions
Investor Class	1,057	129,089
Service Class	3,996	98,357
Class L(a)	-	351
Shares redeemed
Investor Class	(900,589)	(2,686,039)
Service Class	(68,262)	(300,912)
Class L(a)	-	(3,564)
Net Decrease	(845,733)	(2,352,612)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2040 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income (loss)	$(4,517)	$868,585
Net realized gain	3,728,550	714,766
Net change in unrealized appreciation (depreciation)	(1,879,952)	1,950,191
Net Increase in Net Assets Resulting from Operations	1,844,081	3,533,542
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(2,811,180)
Service Class	-	(437,320)
Class L(a)	-	(2,676)
From Net Investment Income and Net Realized Gains	0	(3,251,176)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	627,549	4,489,252
Service Class	315,794	805,566
Shares issued in reinvestment of distributions
Investor Class	-	2,811,180
Service Class	-	437,320
Class L(a)	-	2,676
Shares redeemed
Investor Class	(27,399,452)	(44,778,489)
Service Class	(302,962)	(1,876,397)
Class L(a)	-	(25,306)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(26,759,071)	(38,134,198)
Total Decrease in Net Assets	(24,914,990)	(37,851,832)
NET ASSETS:
Beginning of Period	30,885,897	68,737,729
End of Period	$5,970,907	$30,885,897
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	48,201	390,276
Service Class	23,623	69,272
Shares issued in reinvestment of distributions
Investor Class	-	254,811
Service Class	-	39,540
Class L(a)	-	241
Shares redeemed
Investor Class	(2,084,099)	(3,686,533)
Service Class	(22,321)	(161,935)
Class L(a)	-	(2,275)
Net Decrease	(2,034,596)	(3,096,603)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2045 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$30,787	$487,596
Net realized gain	1,151,924	603,520
Net change in unrealized appreciation	768,302	1,165,045
Net Increase in Net Assets Resulting from Operations	1,951,013	2,256,161
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(4,400)	(1,196,641)
Service Class	(27,755)	(798,832)
Class L(a)	-	(2,652)
From Net Investment Income and Net Realized Gains	(32,155)	(1,998,125)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	923,207	2,531,684
Service Class	530,572	1,425,224
Shares issued in reinvestment of distributions
Investor Class	4,400	1,196,641
Service Class	27,755	798,832
Class L(a)	-	2,652
Shares redeemed
Investor Class	(9,912,519)	(11,699,198)
Service Class	(720,799)	(2,779,396)
Class L(a)	-	(25,142)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,147,384)	(8,548,703)
Total Decrease in Net Assets	(7,228,526)	(8,290,667)
NET ASSETS:
Beginning of Period	20,889,744	29,180,411
End of Period	$13,661,218	$20,889,744
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	75,864	235,714
Service Class	42,191	134,601
Shares issued in reinvestment of distributions
Investor Class	334	117,371
Service Class	2,111	78,326
Class L(a)	-	315
Shares redeemed
Investor Class	(795,487)	(1,052,416)
Service Class	(56,997)	(265,686)
Class L(a)	-	(2,970)
Net Decrease	(731,984)	(754,745)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2050 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$1,012	$338,069
Net realized gain	1,444,956	111,708
Net change in unrealized appreciation (depreciation)	(403,401)	881,279
Net Increase in Net Assets Resulting from Operations	1,042,567	1,331,056
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(978,815)
Service Class	(1,409)	(206,369)
Class L(a)	-	(3,178)
From Net Investment Income and Net Realized Gains	(1,409)	(1,188,362)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	582,106	3,004,014
Service Class	292,020	607,697
Shares issued in reinvestment of distributions
Investor Class	-	978,815
Service Class	1,409	206,369
Class L(a)	-	3,178
Shares redeemed
Investor Class	(10,999,968)	(13,946,819)
Service Class	(210,514)	(644,626)
Class L(a)	-	(32,678)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(10,334,947)	(9,824,050)
Total Decrease in Net Assets	(9,293,789)	(9,681,356)
NET ASSETS:
Beginning of Period	13,266,031	22,947,387
End of Period	$3,972,242	$13,266,031
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	43,392	262,469
Service Class	21,245	52,527
Shares issued in reinvestment of distributions
Investor Class	-	89,174
Service Class	98	18,761
Class L(a)	-	287
Shares redeemed
Investor Class	(812,365)	(1,165,647)
Service Class	(15,197)	(56,971)
Class L(a)	-	(2,957)
Net Decrease	(762,827)	(802,357)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021 and fiscal year ended December 31, 2020
Great-West SecureFoundation® Lifetime 2055 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income	$8,424	$171,428
Net realized gain (loss)	555,157	(190,663)
Net change in unrealized appreciation	83,607	704,108
Net Increase in Net Assets Resulting from Operations	647,188	684,873
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(677)	(314,631)
Service Class	(8,202)	(302,797)
Class L(a)	-	(3,243)
From Net Investment Income and Net Realized Gains	(8,879)	(620,671)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	609,605	3,179,706
Service Class	306,109	900,737
Shares issued in reinvestment of distributions
Investor Class	677	314,631
Service Class	8,202	302,797
Class L(a)	-	3,243
Shares redeemed
Investor Class	(2,982,084)	(9,854,887)
Service Class	(547,681)	(772,732)
Class L(a)	-	(24,593)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,605,172)	(5,951,098)
Total Decrease in Net Assets	(1,966,863)	(5,886,896)
NET ASSETS:
Beginning of Period	6,388,840	12,275,736
End of Period	$4,421,977	$6,388,840
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	47,660	288,859
Service Class	23,204	80,973
Shares issued in reinvestment of distributions
Investor Class	50	29,931
Service Class	592	28,636
Class L(a)	-	382
Shares redeemed
Investor Class	(229,432)	(852,020)
Service Class	(41,570)	(67,293)
Class L(a)	-	(2,901)
Net Decrease	(199,496)	(493,433)
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2021
Great-West SecureFoundation® Lifetime 2060 Fund	2021 (Unaudited)	2020
OPERATIONS:
Net investment income (loss)	$(335)	$5,891
Net realized gain	54,505	36,796
Net change in unrealized appreciation (depreciation)	(16,124)	18,209
Net Increase in Net Assets Resulting from Operations	38,046	60,896
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(23,964)
Service Class	-	(933)
Class L(a)	-	(220)
From Net Investment Income and Net Realized Gains	0	(25,117)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	92,576	1,075,670
Class L(a)	-	1,722,995
Shares issued in reinvestment of distributions
Investor Class	-	23,964
Service Class	-	933
Class L(a)	-	220
Shares redeemed
Investor Class	(426,913)	(821,988)
Class L(a)	-	(1,736,070)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(334,337)	265,724
Total Increase (Decrease) in Net Assets	(296,291)	301,503
NET ASSETS:
Beginning of Period	334,966	33,463
End of Period	$38,675	$334,966
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,070	104,471
Class L(a)	-	178,495
Shares issued in reinvestment of distributions
Investor Class	-	2,180
Service Class	-	85
Class L(a)	-	23
Shares redeemed
Investor Class	(35,337)	(78,411)
Class L(a)	-	(179,583)
Net Increase (Decrease)	(27,267)	27,260
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$12.34	0.05	0.80	0.85	(0.06)	—	(0.06)	$13.13	6.86% (e)
12/31/2020	$11.67	0.25	1.20	1.45	(0.27)	(0.51)	(0.78)	$12.34	12.93%
12/31/2019	$10.81	0.27	1.54	1.81	(0.27)	(0.68)	(0.95)	$11.67	16.92%
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
Service Class
6/30/2021(Unaudited)	$12.41	0.04	0.81	0.85	(0.05)	—	(0.05)	$13.21	6.84% (e)
12/31/2020	$11.73	0.27	1.17	1.44	(0.25)	(0.51)	(0.76)	$12.41	12.77%
12/31/2019	$10.86	0.25	1.55	1.80	(0.25)	(0.68)	(0.93)	$11.73	16.85%
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$32,125	0.47% (h)	0.44% (h)	0.80% (h)	11% (e)
12/31/2020	$36,115	0.47%	0.43%	2.16%	36%
12/31/2019	$43,141	0.47%	0.43%	2.31%	20%
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
Service Class
06/30/2021(Unaudited)	$ 6,011	0.57% (h)	0.54% (h)	0.69% (h)	11% (e)
12/31/2020	$ 6,997	0.57%	0.53%	2.33%	36%
12/31/2019	$ 7,445	0.57%	0.53%	2.17%	20%
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$11.45	0.05	0.73	0.78	(0.05)	—	(0.05)	$12.18	6.84% (e)
12/31/2020	$10.72	0.23	1.12	1.35	(0.16)	(0.46)	(0.62)	$11.45	13.17%
12/31/2019	$10.03	0.25	1.41	1.66	(0.25)	(0.72)	(0.97)	$10.72	16.95%
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
Service Class
6/30/2021(Unaudited)	$11.67	0.04	0.77	0.81	(0.05)	—	(0.05)	$12.43	6.91% (e)
12/31/2020	$10.92	0.25	1.11	1.36	(0.15)	(0.46)	(0.61)	$11.67	12.95%
12/31/2019	$10.18	0.22	1.46	1.68	(0.22)	(0.72)	(0.94)	$10.92	16.88%
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$25,875	0.47% (h)	0.44% (h)	0.81% (h)	10% (e)
12/31/2020	$28,079	0.47%	0.43%	2.13%	31%
12/31/2019	$33,487	0.47%	0.43%	2.31%	19%
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
Service Class
06/30/2021(Unaudited)	$18,904	0.57% (h)	0.54% (h)	0.71% (h)	10% (e)
12/31/2020	$20,793	0.57%	0.53%	2.32%	31%
12/31/2019	$22,522	0.57%	0.53%	1.97%	19%
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$12.79	0.06	0.82	0.88	(0.06)	—	(0.06)	$13.61	6.87% (e)
12/31/2020	$12.25	0.20	1.30	1.50	(0.11)	(0.85)	(0.96)	$12.79	13.03%
12/31/2019	$11.29	0.28	1.67	1.95	(0.28)	(0.71)	(0.99)	$12.25	17.58%
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
Service Class
6/30/2021(Unaudited)	$12.84	0.05	0.82	0.87	(0.05)	—	(0.05)	$13.66	6.79% (e)
12/31/2020	$12.33	0.26	1.23	1.49	(0.13)	(0.85)	(0.98)	$12.84	12.86%
12/31/2019	$11.35	0.28	1.67	1.95	(0.26)	(0.71)	(0.97)	$12.33	17.41%
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$ 31,376	0.47% (h)	0.44% (h)	0.86% (h)	11% (e)
12/31/2020	$ 30,087	0.47%	0.43%	1.70%	33%
12/31/2019	$ 74,921	0.47%	0.43%	2.34%	16%
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
Service Class
06/30/2021(Unaudited)	$ 8,645	0.57% (h)	0.54% (h)	0.75% (h)	11% (e)
12/31/2020	$ 8,671	0.57%	0.53%	2.19%	33%
12/31/2019	$ 8,821	0.57%	0.53%	2.27%	16%
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$11.88	0.02	1.00	1.02	(0.03)	—	(0.03)	$12.87	8.59% (e)
12/31/2020	$11.47	0.17	1.21	1.38	(0.08)	(0.89)	(0.97)	$11.88	13.09%
12/31/2019	$10.54	0.28	1.75	2.03	(0.27)	(0.83)	(1.10)	$11.47	19.67%
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
Service Class
6/30/2021(Unaudited)	$12.13	0.04	0.99	1.03	(0.05)	—	(0.05)	$13.11	8.55% (e)
12/31/2020	$11.68	0.26	1.15	1.41	(0.07)	(0.89)	(0.96)	$12.13	12.97%
12/31/2019	$10.70	0.24	1.81	2.05	(0.24)	(0.83)	(1.07)	$11.68	19.53%
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$ 5,724	0.47% (h)	0.45% (h)	0.28% (h)	15% (e)
12/31/2020	$15,391	0.47%	0.44%	1.59%	28%
12/31/2019	$41,090	0.47%	0.44%	2.43%	24%
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
Service Class
06/30/2021(Unaudited)	$14,779	0.57% (h)	0.55% (h)	0.71% (h)	15% (e)
12/31/2020	$13,607	0.57%	0.54%	2.29%	28%
12/31/2019	$13,860	0.57%	0.54%	2.04%	24%
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$12.52	(0.02)	1.37	1.35	—	—	—	$13.87	10.78% (e)
12/31/2020	$12.36	0.20	1.28	1.48	(0.08)	(1.24)	(1.32)	$12.52	13.49%
12/31/2019	$11.20	0.30	2.07	2.37	(0.29)	(0.92)	(1.21)	$12.36	21.62%
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
Service Class
6/30/2021(Unaudited)	$12.59	0.04	1.24	1.28	—	—	—	$13.87	10.17% (e)
12/31/2020	$12.41	0.27	1.22	1.49	(0.07)	(1.24)	(1.31)	$12.59	13.47%
12/31/2019	$11.24	0.27	2.08	2.35	(0.26)	(0.92)	(1.18)	$12.41	21.40%
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$ 1,421	0.47% (h)	0.46% (h)	(0.29%) (h)	22% (e)
12/31/2020	$26,774	0.47%	0.44%	1.71%	27%
12/31/2019	$63,998	0.47%	0.44%	2.48%	10%
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
Service Class
06/30/2021(Unaudited)	$ 4,550	0.57% (h)	0.56% (h)	0.63% (h)	22% (e)
12/31/2020	$ 4,112	0.57%	0.54%	2.29%	27%
12/31/2019	$ 4,715	0.57%	0.54%	2.23%	10%
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$11.75	0.01	1.33	1.34	(0.01)	—	(0.01)	$13.08	11.44% (e)
12/31/2020	$11.57	0.20	1.15	1.35	(0.41)	(0.76)	(1.17)	$11.75	13.35%
12/31/2019	$10.58	0.29	2.03	2.32	(0.25)	(1.08)	(1.33)	$11.57	22.76%
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
Service Class
6/30/2021(Unaudited)	$11.77	0.04	1.31	1.35	(0.04)	—	(0.04)	$13.08	11.45% (e)
12/31/2020	$11.45	0.25	1.09	1.34	(0.26)	(0.76)	(1.02)	$11.77	13.15%
12/31/2019	$10.55	0.25	2.05	2.30	(0.32)	(1.08)	(1.40)	$11.45	22.66%
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$ 4,000	0.47% (h)	0.46% (h)	0.11% (h)	20% (e)
12/31/2020	$12,045	0.47%	0.45%	1.91%	29%
12/31/2019	$19,953	0.47%	0.45%	2.55%	26%
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
Service Class
06/30/2021(Unaudited)	$ 9,661	0.57% (h)	0.56% (h)	0.57% (h)	20% (e)
12/31/2020	$ 8,845	0.57%	0.55%	2.32%	29%
12/31/2019	$ 9,202	0.57%	0.54%	2.22%	26%
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$12.74	(0.01)	1.53	1.52	—	—	—	$14.26	11.93% (e)
12/31/2020	$12.45	0.21	1.27	1.48	(0.07)	(1.12)	(1.19)	$12.74	13.56%
12/31/2019	$11.21	0.32	2.20	2.52	(0.29)	(0.99)	(1.28)	$12.45	23.08%
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
Service Class
6/30/2021(Unaudited)	$12.78	0.04	1.49	1.53	(0.01)	—	(0.01)	$14.30	11.96% (e)
12/31/2020	$12.48	0.28	1.20	1.48	(0.06)	(1.12)	(1.18)	$12.78	13.49%
12/31/2019	$11.23	0.27	2.23	2.50	(0.26)	(0.99)	(1.25)	$12.48	22.84%
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$ 1,491	0.47% (h)	0.47% (h)	(0.19%) (h)	29% (e)
12/31/2020	$11,127	0.47%	0.44%	1.88%	31%
12/31/2019	$21,004	0.47%	0.44%	2.59%	17%
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
Service Class
06/30/2021(Unaudited)	$ 2,481	0.57% (h)	0.57% (h)	0.55% (h)	29% (e)
12/31/2020	$ 2,139	0.57%	0.54%	2.41%	31%
12/31/2019	$ 1,910	0.57%	0.54%	2.20%	17%
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$12.19	0.00	1.47	1.47	(0.01)	—	(0.01)	$13.65	12.05% (e)
12/31/2020	$12.08	0.17	1.24	1.41	(0.08)	(1.22)	(1.30)	$12.19	13.42%
12/31/2019	$10.86	0.33	2.10	2.43	(0.29)	(0.92)	(1.21)	$12.08	23.05%
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
Service Class
6/30/2021(Unaudited)	$12.32	0.03	1.45	1.48	(0.03)	—	(0.03)	$13.77	12.04% (e)
12/31/2020	$12.18	0.30	1.12	1.42	(0.06)	(1.22)	(1.28)	$12.32	13.38%
12/31/2019	$10.92	0.27	2.17	2.44	(0.26)	(0.92)	(1.18)	$12.18	22.98%
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Investor Class
06/30/2021(Unaudited)	$1,060	0.47% (h)	0.47% (h)	0.05% (h)	30% (e)
12/31/2020	$3,163	0.47%	0.44%	1.53%	53%
12/31/2019	$9,576	0.47%	0.44%	2.78%	22%
12/31/2018	$5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
Service Class
06/30/2021(Unaudited)	$3,362	0.57% (h)	0.57% (h)	0.48% (h)	30% (e)
12/31/2020	$3,226	0.57%	0.54%	2.65%	53%
12/31/2019	$2,674	0.57%	0.54%	2.25%	22%
12/31/2018	$2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)(d)
Investor Class
6/30/2021(Unaudited)	$11.01	(0.09)	1.33	1.24	—	—	—	$12.25	11.26% (e)
12/31/2020	$10.57	0.47	0.91	1.38	(0.69)	(0.25)	(0.94)	$11.01	13.11%
12/31/2019 (f)	$10.00	0.26	0.57	0.83	(0.26)	—	(0.26)	$10.57	8.32% (e)
Service Class
6/30/2021(Unaudited)	$11.05	0.03	1.23	1.26	—	—	—	$12.31	11.40% (e)
12/31/2020	$10.57	0.44	0.95	1.39	(0.66)	(0.25)	(0.91)	$11.05	13.25%
12/31/2019 (f)	$10.00	0.26	0.56	0.82	(0.25)	—	(0.25)	$10.57	8.30% (e)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Investor Class
06/30/2021(Unaudited)	$ 25	0.47% (i)	0.47% (i)	(0.29%) (i)	50% (e)
12/31/2020	$323	0.47%	0.45%	4.36%	892%
12/31/2019 (f)	$ 11	0.47% (i)	0.46% (i)	3.89% (i)	169% (e)
Service Class
06/30/2021(Unaudited)	$ 14	0.57% (i)	0.49% (i)	0.58% (i)	50% (e)
12/31/2020	$ 12	0.57%	0.45%	4.33%	892%
12/31/2019 (f)	$ 11	0.57% (i)	0.47% (i)	3.81% (i)	169% (e)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Fund commenced operations on May 1, 2019.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2021

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, the Great-West SecureFoundation® Lifetime 2055 Fund, and the Great-West SecureFoundation® Lifetime 2060 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer three share classes, referred to as Investor Class, Service Class, and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information on Investor Class and Service Class; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.

Semi-Annual Report - June 30, 2021

Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2021, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Semi-Annual Report - June 30, 2021

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2021 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2020 Fund	$34,694,365	$3,873,975	$(416,477)	$3,457,498
Great-West SecureFoundation® Lifetime 2025 Fund	40,695,120	4,599,619	(496,646)	4,102,973
Great-West SecureFoundation® Lifetime 2030 Fund	35,044,787	5,370,887	(377,722)	4,993,165
Great-West SecureFoundation® Lifetime 2035 Fund	17,984,579	2,778,918	(251,119)	2,527,799
Great-West SecureFoundation® Lifetime 2040 Fund	5,393,485	629,290	(49,027)	580,263
Great-West SecureFoundation® Lifetime 2045 Fund	12,342,267	1,497,843	(172,360)	1,325,483
Great-West SecureFoundation® Lifetime 2050 Fund	3,592,786	401,461	(20,133)	381,328
Great-West SecureFoundation® Lifetime 2055 Fund	3,974,691	480,910	(31,486)	449,424
Great-West SecureFoundation® Lifetime 2060 Fund	36,678	2,199	(185)	2,014
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Service Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. For the Great-West SecureFoundation® Lifetime 2060 Fund the Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $595,500 for the period ended June 30, 2021.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2021

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2021, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West SecureFoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,375,446	$15,384,471	$1,150,369	$2,390,532	$ 46,629	$ (444,861)	$107,805	$13,699,447	35.92%
					46,629	(444,861)	107,805	13,699,447	35.92
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	481,649	6,412,421	172,529	1,441,904	103,845	420,002	-	5,563,048	14.59
Great-West S&P 500® Index Fund Institutional Class	794,224	9,344,383	351,137	2,344,406	266,989	900,869	82,325	8,251,983	21.64
Great-West S&P Mid Cap 400® Index Fund Institutional Class	338,482	3,951,382	280,054	1,133,486	193,483	425,650	22,279	3,523,600	9.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	225,073	2,439,799	191,173	824,826	141,794	365,811	13,015	2,171,957	5.70
					706,111	2,112,332	117,619	19,510,588	51.17
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,098,304	3,480,582	204,407	611,119	-	-	24,434	3,098,304	8.12
					0	0	24,434	3,098,304	8.12
				Total	$752,740	$1,667,471	$249,858	$36,308,339	95.21%
Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,613,851	$17,496,047	$1,181,697	$2,110,865	$ 40,961	$ (492,921)	$125,888	$16,073,958	35.90%
					40,961	(492,921)	125,888	16,073,958	35.90
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	565,314	7,226,018	232,862	1,428,980	107,412	499,479	-	6,529,379	14.58
Great-West S&P 500® Index Fund Institutional Class	934,301	10,558,523	360,195	2,377,849	191,130	1,166,523	97,036	9,707,392	21.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	397,396	4,500,161	271,905	1,082,491	266,457	447,319	26,162	4,136,894	9.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	264,306	2,779,234	125,099	795,108	140,622	441,324	15,334	2,550,549	5.69
					705,621	2,554,645	138,532	22,924,214	51.19

Semi-Annual Report - June 30, 2021

Great-West SecureFoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,634,272	$ 3,958,441	$ 163,670	$ 516,203	$ -	$ -	$ 28,364	$ 3,634,272	8.11%
					0	0	28,364	3,634,272	8.11
				Total	$746,582	$2,061,724	$292,784	$42,632,444	95.20%
Great-West SecureFoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,441,311	$13,828,682	$1,258,682	$ 349,548	$ 21,247	$ (382,355)	$108,843	$14,355,461	35.87%
					21,247	(382,355)	108,843	14,355,461	35.87
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	505,452	5,764,185	155,008	489,978	93,217	408,758	-	5,837,973	14.59
Great-West S&P 500® Index Fund Institutional Class	836,710	8,381,791	262,152	1,047,175	41,189	1,096,644	86,743	8,693,412	21.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	355,445	3,568,216	234,557	484,291	148,383	381,699	23,400	3,700,181	9.25
Great-West S&P Small Cap 600® Index Fund Institutional Class	236,319	2,206,863	119,877	284,407	51,173	238,147	13,708	2,280,480	5.70
					333,962	2,125,248	123,851	20,512,046	51.26
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,239,376	3,125,410	229,189	139,057	-	-	23,834	3,239,376	8.09
					0	0	23,834	3,239,376	8.09
				Total	$355,209	$1,742,893	$256,528	$38,106,883	95.22%
Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	570,832	$7,970,775	$942,086	$2,989,840	$ 1,141	$ (237,537)	$ 42,573	$ 5,685,484	27.73%
					1,141	(237,537)	42,573	5,685,484	27.73
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	318,684	5,294,849	126,011	1,857,704	263,230	117,639	-	3,680,795	17.95
Great-West S&P 500® Index Fund Institutional Class	497,027	7,296,641	132,692	2,826,805	210,796	561,579	51,622	5,164,107	25.19

Semi-Annual Report - June 30, 2021

Great-West SecureFoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	211,745	$3,101,899	$128,280	$1,304,649	$193,672	$ 278,739	$ 13,923	$ 2,204,269	10.75%
Great-West S&P Small Cap 600® Index Fund Institutional Class	152,969	2,078,770	72,624	874,806	194,833	199,564	8,854	1,476,152	7.20
					862,531	1,157,521	74,399	12,525,323	61.09
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,022,926	1,432,870	129,335	548,185	-	-	8,906	1,022,926	4.99
					0	0	8,906	1,022,926	4.99
				Total	$863,672	$ 919,984	$125,878	$19,233,733	93.81%
Great-West SecureFoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	113,253	$5,783,698	$562,842	$5,240,731	$ (40,309)	$ 22,188	$ 8,522	$1,127,997	18.89%
					(40,309)	22,188	8,522	1,127,997	18.89
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	110,299	6,699,481	165,601	5,094,752	654,520	(496,369)	-	1,273,961	21.34
Great-West S&P 500® Index Fund Institutional Class	163,760	8,777,023	154,986	7,300,597	242,121	70,052	16,966	1,701,464	28.50
Great-West S&P Mid Cap 400® Index Fund Institutional Class	69,688	3,716,115	84,534	2,515,267	230,847	(559,933)	4,576	725,449	12.15
Great-West S&P Small Cap 600® Index Fund Institutional Class	54,424	2,695,288	35,782	1,749,886	190,601	(455,994)	3,147	525,190	8.79
					1,318,089	(1,442,244)	24,689	4,226,064	70.78
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	155,005	795,206	59,663	703,105	-	-	3,241	155,005	2.60
					0	0	3,241	155,005	2.60
				Total	$1,277,780	$(1,420,056)	$36,452	$5,509,066	92.27%
Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	168,194	$2,541,140	$390,225	$1,185,946	$ (9,425)	$ (70,206)	$12,650	$ 1,675,213	12.26%
					(9,425)	(70,206)	12,650	1,675,213	12.26

Semi-Annual Report - June 30, 2021

Great-West SecureFoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	283,243	$5,070,447	$290,270	$2,178,429	$272,946	$ 89,170	$ -	$ 3,271,458	23.95%
Great-West S&P 500® Index Fund Institutional Class	400,174	6,315,931	329,602	3,134,595	6,886	646,866	41,456	4,157,804	30.43
Great-West S&P Mid Cap 400® Index Fund Institutional Class	170,048	2,686,359	169,299	1,251,158	251,188	165,702	11,182	1,770,202	12.96
Great-West S&P Small Cap 600® Index Fund Institutional Class	143,008	2,101,685	121,946	1,092,976	202,969	249,371	8,291	1,380,026	10.10
					733,989	1,151,109	60,929	10,579,490	77.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	165,885	252,328	33,400	121,385	-	-	1,542	165,885	1.22
					0	0	1,542	165,885	1.22
				Total	$724,564	$1,080,903	$75,121	$12,420,588	90.92%
Great-West SecureFoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	36,412	$1,203,152	$174,422	$1,015,269	$ (6,461)	$ 355	$ 2,660	$ 362,660	9.13%
					(6,461)	355	2,660	362,660	9.13
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	87,580	3,418,889	208,053	2,433,372	349,229	(182,015)	-	1,011,555	25.47
Great-West S&P 500® Index Fund Institutional Class	117,433	4,035,805	246,929	3,285,522	51,935	222,913	12,125	1,220,125	30.72
Great-West S&P Mid Cap 400® Index Fund Institutional Class	49,801	1,721,295	79,026	1,180,185	148,156	(101,705)	3,271	518,431	13.05
Great-West S&P Small Cap 600® Index Fund Institutional Class	45,034	1,442,099	56,428	957,141	139,769	(106,811)	2,605	434,575	10.94
					689,089	(167,618)	18,001	3,184,686	80.18
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	23,032	76,549	9,224	63,088	-	-	347	23,032	0.58
					0	0	347	23,032	0.58
				Total	$682,628	$(167,263)	$21,008	$3,570,378	89.89%

Semi-Annual Report - June 30, 2021

Great-West SecureFoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	35,707	$ 511,918	$122,498	$ 275,182	$ (184)	$ (3,598)	$ 2,658	$ 355,636	8.04%
					(184)	(3,598)	2,658	355,636	8.04
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	100,448	1,687,070	232,712	777,708	90,362	18,095	-	1,160,169	26.24
Great-West S&P 500® Index Fund Institutional Class	127,781	1,913,617	224,879	1,022,313	(29,589)	211,465	13,164	1,327,648	30.02
Great-West S&P Mid Cap 400® Index Fund Institutional Class	54,269	815,031	90,510	342,067	57,940	1,472	3,557	564,946	12.78
Great-West S&P Small Cap 600® Index Fund Institutional Class	52,584	732,015	77,646	281,441	37,258	(20,787)	3,028	507,433	11.47
					155,971	210,245	19,749	3,560,196	80.51
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	22,507	32,338	6,756	16,791	-	-	204	22,507	0.51
					0	0	204	22,507	0.51
				Total	$155,787	$206,647	$22,611	$3,938,339	89.06%
Great-West SecureFoundation® Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2021	Value 12/31/2020	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2021	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	295	$25,227	$10,177	$ 33,104	$ -	$ 634	$125	$ 2,934	7.58%
					0	634	125	2,934	7.58
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	893	91,078	27,034	98,420	-	(9,380)	-	10,312	26.66
Great-West S&P 500® Index Fund Institutional Class	1,088	96,691	28,060	119,298	-	5,853	112	11,306	29.23
Great-West S&P Mid Cap 400® Index Fund Institutional Class	461	41,294	10,273	43,358	-	(3,403)	30	4,806	12.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	478	39,673	7,662	37,682	-	(5,040)	28	4,613	11.93
					0	(11,970)	170	31,037	80.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	181	1,555	563	1,947	-	-	10	181	0.47
					0	0	10	181	0.47
				Total	$0	$(11,336)	$305	$34,152	88.30%

Semi-Annual Report - June 30, 2021

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2020 Fund	$4,556,510	$12,128,240
Great-West SecureFoundation® Lifetime 2025 Fund	4,810,929	11,910,465
Great-West SecureFoundation® Lifetime 2030 Fund	4,266,467	5,500,692
Great-West SecureFoundation® Lifetime 2035 Fund	3,495,560	13,943,230
Great-West SecureFoundation® Lifetime 2040 Fund	3,598,080	30,373,882
Great-West SecureFoundation® Lifetime 2045 Fund	3,440,623	12,592,866
Great-West SecureFoundation® Lifetime 2050 Fund	2,296,240	12,635,117
Great-West SecureFoundation® Lifetime 2055 Fund	1,596,826	4,203,140
Great-West SecureFoundation® Lifetime 2060 Fund	136,540	471,339
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 30, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
The Board of Directors has approved the merger of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund and Great-West SecureFoundation® Lifetime 2030 Fund (each a "Target Fund" and, collectively, the “Target Funds”) into the Great-West SecureFoundation® Balanced Fund (“Acquiring Fund”), with an effective date on or about October 15, 2021. Under the terms of the merger, the combination of the Acquiring Fund and the Target Funds will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Funds by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Funds' shareholders in complete liquidation of the Target Funds.
Additionally, on or about October 15, 2021, the Great-West SecureFoundation® Lifetime 2035, 2040, 2045, 2050, 2055, and 2060 Funds will be hard-closed to current and new investors and will not accept new contributions and incoming transfers. Empower Retirement is unable to administer a hard fund closure, which means plan sponsors must identify a new investment option for the assets that are currently allocated to the Great-West SecureFoundation® Lifetime 2035-2060 Funds.
Effective July 19, 2021, amounts deposited in the GWL&A Contract will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%.

Semi-Annual Report - June 30, 2021

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2021 (the “April Meeting”), unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West SecureFoundation Lifetime 2020 Fund; (ii) Great-West SecureFoundation Lifetime 2025 Fund; (iii) Great-West SecureFoundation Lifetime 2030 Fund; (iv) Great-West SecureFoundation Lifetime 2035 Fund; (v) Great-West SecureFoundation Lifetime 2040 Fund; (vi) Great-West SecureFoundation Lifetime 2045 Fund; (vii) Great-West

SecureFoundation Lifetime 2050 Fund; (viii) Great-West SecureFoundation Lifetime 2055 Fund; and (ix) Great-West SecureFoundation Lifetime 2060 Fund (each a “Fund” and collectively, the “Funds”). (The Funds and the Company’s other series are referred to collectively as the “Great-West Funds.”)
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 30, 2021 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds and the other Great-West Funds. Although the Board considered the approval of the Advisory Agreement as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Funds and their shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board also noted GWCM’s recent and anticipated system and process enhancements, such as the implementation of a new trade order management system and compliance tool, use of an industry leading portfolio and risk analytics program, enhancements to investment applications, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively and upgraded as needed.

Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. Also considered was GWCM’s response to market volatility and economic developments and changing circumstances in the mutual fund industry. In this regard, the Board received and considered information furnished by GWCM on the impacts of the coronavirus (COVID-19) outbreak on the firm generally and the Funds in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Funds.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for each Fund’s Investor Class as compared against a composite benchmark and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2020, as applicable. The Board noted that it had also received and discussed at periodic intervals information comparing each Fund’s performance to that of its composite benchmark and to a peer group of funds.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its composite benchmark as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West SecureFoundation Lifetime 2020 Fund: The annualized returns were in the first, second and second quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively, which exceeded the performance universe median for each period. In addition, the Fund outperformed the composite benchmark for the one-year period and underperformed the composite benchmark for the three- and five-year periods.
•	Great-West SecureFoundation Lifetime 2025 Fund: The annualized returns were in the second, third, fourth and third quintiles of the performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, exceeding the performance universe median for the one-year period, equaling the performance universe median for the three-year period, and with specific rankings in the 63rd and 56th percentiles of its performance universe for the five- and ten-year periods, respectively. In addition, the Fund outperformed the composite benchmark for the one-year period and underperformed the composite benchmark for the three-, five- and ten-year periods.
•	Great-West SecureFoundation Lifetime 2030 Fund: The annualized returns were in the third, fourth and fourth quintiles of the performance universe for the one-, three- and five-year periods ended December 31, 2020, respectively, exceeding the performance universe median for the one-year period and with specific rankings in the 64th and 70th percentiles of its performance universe for the three- and five-year periods, respectively. In addition, the Fund outperformed the composite benchmark for the one-year period and underperformed the composite benchmark for the three- and five-year periods.
•	Great-West SecureFoundation Lifetime 2035 Fund: The annualized returns for the one-, three-, five- and ten-years ended December 31, 2020 were in the fourth, fifth, fourth and third percentiles, respectively, of the Fund’s performance universe, with a specific ranking in the 56th percentile for the ten-year period. With the exception of the one-year period ended December 31, 2020, the Fund underperformed the composite benchmark for each period reviewed.
•	Great-West SecureFoundation Lifetime 2040 Fund: The annualized returns were in the fourth quintile of the performance universe for each period reviewed, with specific rankings in the 66th, 77th and 63rd percentiles for the one-, three- and five-year periods ended December 31, 2020, respectively. In addition, the Fund outperformed the composite benchmark for the one-year period and underperformed the composite benchmark for the three- and five-year periods.
•	Great-West SecureFoundation Lifetime 2045 Fund: The annualized returns were in the fourth, fifth, fourth and fourth quintiles of the performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, with the specific ranking for the ten-year period in the 63rd percentile of the Fund’s performance universe. The Fund approximated the composite benchmark for the one-year period and underperformed the composite benchmark for each other period reviewed.

•	Great-West SecureFoundation Lifetime 2050 Fund: The annualized returns were in the fourth quintile of the performance universe for each period reviewed, with specific rankings for the one- and five-year periods in the 68th and 66th percentiles, respectively, of the Fund’s performance universe. The Fund approximated or underperformed the composite benchmark for each period reviewed.
•	Great-West SecureFoundation Lifetime 2055 Fund: The annualized returns were in the fourth, fifth, fourth and fifth quintiles of the performance universe for the one-, three-, five- and ten-year periods ended December 31, 2020, respectively. The Fund underperformed the composite benchmark for each period reviewed.
•	Great-West SecureFoundation Lifetime 2060 Fund: The Fund commenced operations on May 1, 2019. For the one-year period ended December 31, 2020, the annualized returns were in the fourth quintile of the Fund’s performance universe. The Fund underperformed the composite benchmark for the one-year period.
In assessing the comparative performance data, the Board considered that each of the Funds is a “fund-of-funds” that pursues its investment objective by investing in other mutual funds and in a fixed interest income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWL&A” and the contract, the “GWL&A Contract”). Each Fund provides an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. Thus, the Board took into account GWCM’s asset allocation processes, the organization and experience of its investment personnel and its operational risk controls, among other things. In addition, the Board considered the due diligence and systematic monitoring processes employed for internally-managed funds, including the Funds, as well as the ratings and rolling analyses applied to each Fund by GWCM.
The Board also considered performance results in light of the overall recent market conditions and noted management’s commentary regarding each Fund’s performance in this respect. Also relevant to the Board’s evaluation was GWCM’s assessment that each Fund meets expectations with respect to its investment objective.
Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2022, to reduce its management fee by a stated amount with respect to each Fund’s investment in the GWL&A Contract.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups.
The Board made the following observations regarding each Fund’s total annual operating expense ratio, including underlying fund expenses, with respect to the quintile ranking of such expense ratio within the peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses):
•	Great-West SecureFoundation Lifetime 2020 Fund: The total annual operating expense ratio, including underlying fund expenses, was above the peer group median expense ratio and ranked in the fourth quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2025 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio, ranking in the second quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2030 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the third quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2035 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the second quintile of its peer group.

•	Great-West SecureFoundation Lifetime 2040 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the second quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2045 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the first quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2050 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the second quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2055 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the first quintile of its peer group.
•	Great-West SecureFoundation Lifetime 2060 Fund: The total annual operating expense ratio, including underlying fund expenses, was lower than the peer group median expense ratio and ranked in the second quintile of its peer group.
As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance. In addition, the Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Funds.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. In addition, with respect to each Fund in particular, the Board noted that GWCM reported a negative margin associated with its management of each of the Funds.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower Retirement, LLC (“Empower”) pursuant to a shareholder services agreement effective April 29, 2020. (GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015.) In addition to the foregoing arrangements, the Board took into account the fact that, as noted above, each Fund invests in the GWL&A Contract. The Board also considered that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Furthermore, the Board noted that, to purchase shares of a Fund, shareholders must also purchase a guaranteed lifetime withdrawal benefit (the “Guarantee”) which is provided by GWL&A and its affiliated insurance company, Great-West Life and Annuity Insurance Company of New York (“GWL&A NY”), and that shareholders pay GWL&A and GWL&A NY a fee for providing the Guarantee. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.
The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Funds.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27,2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 18, 2021
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 18, 2021